Related Party Transactions (Details) - Schedule of Summarizes Borrowing Transactions - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Summarizes Borrowing Transactions [Line Items]
Borrowing/ Collecting Amount	$ 5,466,903	$ 2,265,049
Payment/ Lending Amount	4,478,878	681,069
Tao Ling [Member]
Schedule of Summarizes Borrowing Transactions [Line Items]
Borrowing/ Collecting Amount	416,297	394,203
Payment/ Lending Amount	416,297	143,347
Xiaohong Yin [Member]
Schedule of Summarizes Borrowing Transactions [Line Items]
Borrowing/ Collecting Amount	1,706,816	1,799,173
Payment/ Lending Amount	2,092,403	236,694
Rongxin Ling [Member]
Schedule of Summarizes Borrowing Transactions [Line Items]
Borrowing/ Collecting Amount	208,148
Payment/ Lending Amount
Peizhen Zhang [Member]
Schedule of Summarizes Borrowing Transactions [Line Items]
Borrowing/ Collecting Amount	152,642
Payment/ Lending Amount
Bozhen Gong [Member]
Schedule of Summarizes Borrowing Transactions [Line Items]
Borrowing/ Collecting Amount	83,259	71,673
Payment/ Lending Amount		$ 301,028
Ying Ling [Member]
Schedule of Summarizes Borrowing Transactions [Line Items]
Borrowing/ Collecting Amount	83,259
Payment/ Lending Amount
Jing Ling [Member]
Schedule of Summarizes Borrowing Transactions [Line Items]
Borrowing/ Collecting Amount	194,272
Payment/ Lending Amount	55,506
Yun Tan [Member]
Schedule of Summarizes Borrowing Transactions [Line Items]
Borrowing/ Collecting Amount
Payment/ Lending Amount	180,395
Nanjing Shun yi Jing Electric Technology Co., Ltd. [Member]
Schedule of Summarizes Borrowing Transactions [Line Items]
Borrowing/ Collecting Amount	763,210
Payment/ Lending Amount	126,277
Midea International Co., Ltd [Member]
Schedule of Summarizes Borrowing Transactions [Line Items]
Borrowing/ Collecting Amount	1,859,000
Payment/ Lending Amount	$ 1,608,000